UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
March 31, 2013

Shares	Description (1)	Value
Common Stocks - 100.4% (5)
Aerospace & Defense - 2.5%
20,739	Boeing Company	$ 1,780,443
19,938	Honeywell International Inc.	1,502,328
14,434	Raytheon Company	848,575
21,581	United Technologies Corporation	2,016,313
Total Aerospace & Defense	6,147,659
Air Freight & Logistics - 0.5%
15,007	United Parcel Service, Inc., Class B	1,289,101
Airlines - 0.1%
13,205	Latam Airlines Group, Sponsored ADR	287,077
Auto Components - 0.2%
9,310	Cooper Tire & Rubber	238,895
5,900	Dana Holding Corporation	105,197
Total Auto Components	344,092
Automobiles - 0.5%
92,502	Ford Motor Company	1,216,401
Beverages - 2.4%
86,588	Coca-Cola Company	3,501,619
28,103	PepsiCo, Inc.	2,223,228
Total Beverages	5,724,847
Biotechnology - 1.4%
11,864	Celgene Corporation, (2)	1,375,156
40,546	Gilead Sciences, Inc., (2)	1,983,916
10,546	PDL BioPharma Inc.	77,091
Total Biotechnology	3,436,163
Capital Markets - 1.8%
53,257	Charles Schwab Corporation	942,116
24,627	Federated Investors Inc.	582,921
7,757	Goldman Sachs Group, Inc.	1,141,443
46,141	Morgan Stanley	1,014,179
14,786	Waddell & Reed Financial, Inc., Class A	647,331
Total Capital Markets	4,327,990
Chemicals - 2.4%
22,557	Dow Chemical Company	718,215
17,703	E.I. Du Pont de Nemours and Company	870,279
14,249	Eastman Chemical Company	995,578
10,640	Monsanto Company	1,123,903
27,207	Olin Corporation	686,161
7,340	PPG Industries, Inc.	983,120
16,530	RPM International, Inc.	522,017
Total Chemicals	5,899,273
Commercial Banks - 2.5%
12,843	Comerica Incorporated	461,706
12,783	Fifth Third Bancorp.	208,491
11,582	First Horizon National Corporation	123,696
8,574	FirstMerit Corporation	141,728
49,105	Huntington BancShares Inc.	362,886
33,673	Regions Financial Corporation	275,782
45,230	U.S. Bancorp	1,534,654
78,213	Wells Fargo & Company	2,893,099
Total Commercial Banks	6,002,042
Commercial Services & Supplies - 0.4%
5,330	Avery Dennison Corporation	229,563
14,872	Deluxe Corporation	615,701
8,400	Kimball International Inc., Class B	76,104
Total Commercial Services & Supplies	921,368
Communications Equipment - 2.3%
109,537	Cisco Systems, Inc.	2,290,419
14,740	Motorola Solutions Inc.	943,802
35,475	QUALCOMM, Inc.	2,375,051
2,984	Research In Motion Limited, (2)	43,119
Total Communications Equipment	5,652,391
Computers & Peripherals - 3.9%
16,159	Apple, Inc.	7,152,458
30,455	Dell Inc.	436,420
47,936	EMC Corporation, (2)	1,145,191
25,651	Hewlett-Packard Company	611,520
Total Computers & Peripherals	9,345,589
Consumer Finance - 0.6%
20,573	American Express Company	1,387,855
Containers & Packaging - 0.3%
16,760	Packaging Corp. of America	752,021
Distributors - 0.6%
19,736	Genuine Parts Company	1,539,408
Diversified Consumer Services - 0.0%
5,562	Apollo Group, Inc., Class A, (2)	96,723
Diversified Financial Services - 4.4%
220,358	Bank of America Corporation	2,683,960
52,605	Citigroup Inc.	2,327,245
12,960	CME Group, Inc.	795,614
4,327	Intercontinental Exchange, Inc., (2)	705,604
79,421	JPMorgan Chase & Co.	3,769,321
9,862	New York Stock Exchange Euronext	381,068
Total Diversified Financial Services	10,662,812
Diversified Telecommunication Services - 3.2%
3,700	Alaska Communications Systems Group Inc.	6,142
106,776	AT&T Inc.	3,917,611
111,815	Frontier Communications Corporation	445,024
67,351	Verizon Communications Inc.	3,310,302
Total Diversified Telecommunication Services	7,679,079
Electric Utilities - 1.6%
33,596	Duke Energy Corporation	2,438,734
60,263	Great Plains Energy Incorporated	1,397,499
Total Electric Utilities	3,836,233
Electrical Equipment - 0.8%
3,151	Eaton PLC	192,999
22,224	Emerson Electric Company	1,241,655
6,854	Rockwell Automation, Inc.	591,843
Total Electrical Equipment	2,026,497
Electronic Equipment & Instruments - 0.3%
48,583	Corning Incorporated	647,611
Energy Equipment & Services - 2.2%
12,363	Baker Hughes Incorporated	573,767
2,246	Carbo Ceramics Inc.	204,543
29,590	Halliburton Company	1,195,732
9,961	National-Oilwell Varco Inc.	704,741
12,997	Noble Corporation	495,836
27,006	Schlumberger Limited	2,022,479
1,869	Tidewater Inc.	94,385
Total Energy Equipment & Services	5,291,483
Food & Staples Retailing - 2.0%
28,828	CVS Caremark Corporation	1,585,252
23,426	SUPERVALU INC.	118,067
34,385	Wal-Mart Stores, Inc.	2,573,030
5,987	Whole Foods Market, Inc.	519,372
Total Food & Staples Retailing	4,795,721
Food Products - 1.4%
13,960	Archer-Daniels-Midland Company	470,871
17,628	ConAgra Foods, Inc.	631,259
15,625	Kraft Foods Inc., Class A	805,156
46,877	Mondelez International Inc.	1,434,905
Total Food Products	3,342,191
Gas Utilities - 0.5%
13,418	AGL Resources Inc.	562,885
14,636	ONEOK, Inc.	697,698
Total Gas Utilities	1,260,583
Health Care Equipment & Supplies - 1.4%
45,691	Abbott Laboratories	1,613,806
28,854	Boston Scientific Corporation, (2)	225,350
3,976	Hologic Inc., (2)	89,858
31,998	Medtronic, Inc.	1,502,626
Total Health Care Equipment & Supplies	3,431,640
Health Care Providers & Services - 2.2%
13,746	Aetna Inc.	702,696
1,637	Brookdale Senior Living Inc., (2)	45,640
26,122	Express Scripts, (2)	1,505,933
5,614	Humana Inc.	387,984
6,162	Tenet Healthcare Corporation, (2)	293,188
27,666	UnitedHealth Group Incorporated	1,582,772
11,165	Wellpoint Inc.	739,458
Total Health Care Providers & Services	5,257,671
Hotels, Restaurants & Leisure - 1.4%
9,393	International Game Technology	154,985
21,646	McDonald’s Corporation	2,157,890
13,188	MGM Resorts International Inc., (2)	173,422
43,350	The Wendy’s Company	245,795
4,557	Tim Hortons Inc.	247,536
5,749	Wyndham Worldwide Corporation	370,696
Total Hotels, Restaurants & Leisure	3,350,324
Household Durables - 0.5%
9,410	KB Home	204,856
7,325	Lennar Corporation, Class A	303,841
16,964	Newell Rubbermaid Inc.	442,760
2,393	Whirlpool Corporation	283,475
Total Household Durables	1,234,932
Household Products - 2.1%
5,228	Colgate-Palmolive Company	617,061
9,977	Kimberly-Clark Corporation	977,546
46,510	Procter & Gamble Company	3,584,061
Total Household Products	5,178,668
Industrial Conglomerates - 1.7%
15,041	3M Co.	1,599,009
108,753	General Electric Company	2,514,369
Total Industrial Conglomerates	4,113,378
Insurance - 3.7%
18,935	Arthur J. Gallagher & Co.	782,205
27,775	Berkshire Hathaway Inc., Class B, (2)	2,894,155
16,883	Fidelity National Title Group Inc., Class A	425,958
20,130	Genworth Financial Inc., Class A, (2)	201,300
12,560	Kemper Corporation	409,582
26,486	Lincoln National Corporation	863,708
26,240	Marsh & McLennan Companies, Inc.	996,333
16,516	Mercury General Corporation	626,452
13,489	Prudential Financial, Inc.	795,716
11,626	Travelers Companies, Inc.	978,793
Total Insurance	8,974,202
Internet & Catalog Retail - 0.9%
7,722	Amazon.com, Inc., (2)	2,057,836
Internet Software & Services - 2.5%
5,170	Akamai Technologies, Inc., (2)	182,449
25,659	eBay Inc., (2)	1,391,231
4,340	Google Inc., Class A, (2)	3,446,090
22,961	United Online, Inc.	138,455
6,424	VeriSign, Inc., (2)	303,727
27,685	Yahoo! Inc., (2)	651,428
Total Internet Software & Services	6,113,380
IT Services - 3.8%
29,053	Automatic Data Processing, Inc.	1,889,026
9,387	Cognizant Technology Solutions Corporation, Class A, (2)	719,138
11,474	Fidelity National Information Services	454,600
20,319	International Business Machines Corporation (IBM)	4,334,043
2,687	Lender Processing Services Inc.	68,411
9,814	Visa Inc., Class A	1,666,810
Total IT Services	9,132,028
Leisure Equipment & Products - 0.9%
21,208	Mattel, Inc.	928,698
13,655	Polaris Industries Inc.	1,262,951
Total Leisure Equipment & Products	2,191,649
Life Sciences Tools & Services - 0.2%
1,370	Covance, Inc., (2)	101,818
4,213	Life Technologies Corporation, (2)	272,286
Total Life Sciences Tools & Services	374,104
Machinery - 2.5%
3,706	Briggs & Stratton Corporation	91,909
12,391	Caterpillar Inc.	1,077,645
3,774	Cummins Inc.	437,067
11,246	Deere & Company	966,931
13,943	Illinois Tool Works, Inc.	849,686
5,351	Pentair Limited	282,265
11,866	Snap-on Incorporated	981,318
17,297	Stanley Black & Decker Inc.	1,400,538
Total Machinery	6,087,359
Media - 2.7%
12,544	CBS Corporation, Class B	585,679
78,076	Comcast Corporation, Class A	3,279,973
14,912	DIRECTV Group, Inc., (2)	844,168
8,126	Gannett Company Inc.	177,716
5,070	Lamar Advertising Company, (2)	246,453
28,121	New York Times, Class A, (2)	275,586
51,096	Regal Entertainment Group, Class A	851,770
45,144	Sirius XM Radio Inc.	139,044
24,892	World Wrestling Entertainment Inc.	219,547
Total Media	6,619,936
Metals & Mining - 0.5%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	21,370
23,593	Freeport-McMoRan Copper & Gold, Inc.	780,928
10,237	Southern Copper Corporation	384,604
3,047	United States Steel Corporation	59,417
Total Metals & Mining	1,246,319
Multiline Retail - 0.7%
8,878	Nordstrom, Inc.	490,332
18,749	Target Corporation	1,283,369
Total Multiline Retail	1,773,701
Multi-Utilities - 2.1%
14,000	Ameren Corporation	490,280
52,946	CenterPoint Energy, Inc.	1,268,586
7,260	Consolidated Edison, Inc.	443,078
22,250	Dominion Resources, Inc.	1,294,505
28,718	Integrys Energy Group, Inc.	1,670,239
Total Multi-Utilities	5,166,688
Oil, Gas & Consumable Fuels - 9.1%
32,095	Chesapeake Energy Corporation	655,059
34,906	Chevron Corporation	4,147,531
20,462	ConocoPhillips	1,229,766
11,317	CONSOL Energy Inc.	380,817
6,936	EOG Resources, Inc.	888,294
80,980	Exxon Mobil Corporation	7,297,108
7,395	Hess Corporation	529,556
20,768	Marathon Oil Corporation	700,297
10,284	Marathon Petroleum Corporation	921,446
19,605	Occidental Petroleum Corporation	1,536,444
21,448	Peabody Energy Corporation	453,625
10,973	Phillips 66	767,781
24,031	Ship Financial International Limited	423,907
17,375	Southwestern Energy Company, (2)	647,393
23,750	StatoilHydro ASA, Sponsored ADR	584,725
16,856	Valero Energy Corporation	766,779
Total Oil, Gas & Consumable Fuels	21,930,528
Personal Products - 0.2%
21,653	Avon Products, Inc.	448,867
Pharmaceuticals - 7.0%
45,691	AbbVie Inc.	1,863,279
476	AstraZeneca PLC, Sponsored ADR	23,790
42,537	Bristol-Myers Squibb Company	1,752,099
12,124	Eli Lilly and Company	688,522
56,610	Johnson & Johnson	4,615,413
56,106	Merck & Company Inc.	2,481,568
180,052	Pfizer Inc.	5,196,301
5,422	Sanofi-Aventis, Sponsored ADR	276,956
Total Pharmaceuticals	16,897,928
Real Estate Investment Trust - 2.6%
46,182	Annaly Capital Management Inc.	733,832
35,857	Brandywine Realty Trust	532,476
14,334	CubeSmart	226,477
16,442	Hospitality Properties Trust	451,168
54,457	Lexington Corporate Properties Trust	642,593
49,304	Senior Housing Properties Trust	1,322,826
23,740	Ventas Inc.	1,737,768
19,112	Weyerhaeuser Company	599,735
Total Real Estate Investment Trust	6,246,875
Road & Rail - 0.7%
12,155	Union Pacific Corporation	1,730,994
Semiconductors & Equipment - 2.2%
15,548	Analog Devices, Inc.	722,827
35,188	Applied Materials, Inc.	474,334
959	First Solar Inc., (2)	25,855
107,122	Intel Corporation	2,340,616
17,124	Microchip Technology Incorporated	629,478
19,215	NVIDIA Corporation	246,336
27,352	Texas Instruments Incorporated	970,449
Total Semiconductors & Equipment	5,409,895
Software - 3.6%
16,588	Adobe Systems Incorporated, (2)	721,744
8,286	Autodesk, Inc., (2)	341,715
151,552	Microsoft Corporation	4,335,903
75,428	Oracle Corporation	2,439,342
4,656	Salesforce.com, Inc., (2)	832,632
Total Software	8,671,336
Specialty Retail - 2.9%
6,506	Abercrombie & Fitch Co., Class A	300,577
19,409	American Eagle Outfitters, Inc.	362,948
14,239	Best Buy Co., Inc.	315,394
11,367	Gap, Inc.	402,392
31,488	Home Depot, Inc.	2,197,233
17,078	Limited Brands, Inc.	762,696
33,335	Lowe’s Companies, Inc.	1,264,063
7,525	Tiffany & Co.	523,289
19,611	TJX Companies, Inc.	916,814
Total Specialty Retail	7,045,406
Textiles, Apparel & Luxury Goods - 0.5%
7,619	VF Corporation	1,278,087
Thrifts & Mortgage Finance - 0.3%
52,183	New York Community Bancorp Inc.	748,826
Tobacco - 2.2%
50,557	Altria Group, Inc.	1,738,655
28,556	Philip Morris International	2,647,427
17,888	Reynolds American Inc.	795,837
Total Tobacco	5,181,919
Trading Companies & Distributors - 0.3%
3,200	W.W. Grainger, Inc.	719,936
Wireless Telecommunication Services - 0.2%
54,217	Sprint Nextel Corporation, (2)	336,688
1,065	Vodafone Group PLC, Sponsored ADR	30,257
Total Wireless Telecommunication Services	366,945
Total Common Stocks (cost $173,494,027)	242,893,567

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments - 3.8%
$ 9,241	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $9,241,269 collateralized by: $1,710,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $1,702,105 and $7,715,000 U.S. Treasury Notes, 0.625%, due 9/30/17, value $7,725,454	0.010%	4/01/13	$ 9,241,259
Total Short-Term Investments (cost $9,241,259)	9,241,259
Total Investments (cost $182,735,286) - 104.2%	252,134,826
Other Assets Less Liabilities - (4.2)% (3)	(10,201,729)
Net Assets - 100%	$ 241,933,097

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
Call Options Written – (2.4)%
(298)	S&P 500 Index	$ (44,700,000)	4/20/13	$ 1,500	$ (2,091,960)
(139)	S&P 500 Index	(21,197,500)	4/20/13	1,525	(665,115)
(246)	S&P 500 Index	(38,130,000)	4/20/13	1,550	(677,730)
(158)	S&P 500 Index	(24,095,000)	5/18/13	1,525	(861,100)
(169)	S&P 500 Index	(25,941,500)	5/18/13	1,535	(790,920)
(220)	S&P 500 Index	(34,100,000)	5/18/13	1,550	(787,600)
(1,230)	Total Call Options Written (premiums received $3,863,505)	$ (188,164,000)	$ (5,874,425)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 242,893,567	$ –	$ –	$ 242,893,567
Short-Term Investments:
Repurchase Agreements	–	9,241,259	–	9,241,259
Derivatives:
Call Options Written	(5,874,425)	–	–	(5,874,425)
Total	$ 237,019,142	$ 9,241,259	$ –	$ 246,260,401

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $182,756,617.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 84,801,705
Depreciation	(15,423,496)

Net unrealized appreciation (depreciation) of investments	$ 69,378,209

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013